ADVISORS PREFERRED TRUST

Spectrum Low Volatility Fund

  Advisor Class Shares SVASX

Investor Class Shares SVARX

Spectrum Advisors Preferred Fund

Investor Class Shares SAPEX

Incorporated herein by reference is the definitive version of the prospectus for the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund dated February 1, 2016, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 30, 2016 (SEC Accession No. 0001580642-16-009566).